Item 1. Report to Shareholders

November 30, 2004

Corporate Income Fund

Semiannual Report

T. ROWE PRICE




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The views and opinions in this report were current as of November 30, 2004. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund's future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.



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T. ROWE PRICE CORPORATE INCOME FUND
--------------------------------------------------------------------------------

FELLOW SHAREHOLDERS

Corporate bonds delivered strong returns over the past six months as longer-term interest rates fell from levels attained in early summer. High-yield bonds, which often act more like equities than fixed-income securities, once again outpaced investment-grade issues. In this favorable environment, your fund provided returns in excess of its major benchmarks for both the 6- and 12-month periods ended November 30, 2004.


MARKET ENVIRONMENT

(GRAPHIC OMITTED)

INTEREST RATE LEVELS
--------------------------------------------------------------------------------

                                                                Lehman Brothers
                                                   10-Year             Baa U.S.
                                             Treasury Note         Credit Index

11/30/03                                              4.33%                5.15%

                                                      4.25                 4.95

                                                      4.13                 4.84

2/04                                                  3.97                 4.68

                                                      3.84                 4.61

                                                      4.51                 5.27

5/04                                                  4.65                 5.50

                                                      4.58                 5.51

                                                      4.48                 5.35

8/04                                                  4.12                 5.01

                                                      4.12                 5.00

                                                      4.02                 4.92

11/30/04                                              4.35                 5.20




Short- and longer-term interest rates moved counter to each other during the past six months, with short yields rising and longer yields declining as the Federal Reserve boosted the fed funds rate target in four stages. The Federal Reserve's four rate increases from June through November doubled the official federal funds rate, from 1% to 2%, but left rates at levels that were still quite low by historical standards; indeed, as late as four years ago, the federal funds rate had been above 6%. Factoring in inflation, real short-term rates stood below 0.5%. The Fed made clear that it would continue to move away from this highly "accommodative" stance with further rate increases, although it would do so at a measured pace.

Long-term yields, however, ended November at roughly the same level as a year ago, a favorable development for corporate bonds, which were also helped by a strengthening economic environment. Recent economic reports reflected solid fundamentals. Low interest rates, ease of financing, rising incomes, and an improving labor market all acted to bolster housing demand in recent months. Similarly, strong cash flow, healthy balance sheets, and rising utilization rates offer ongoing support for business equipment purchases, with additional stimulus coming from favorable depreciation allowances set to expire at year-end. Finally, the downward trend in jobless claims supports the view that slack in the labor market will continue to diminish. This improving environment led to a tightening in the yield differential between higher and lower credits as investors remained confident that companies would be able to service their debt.

The biggest company-specific news occurred in late September when Merck announced that it had withdrawn its arthritis drug Vioxx from global markets after data from a three-year clinical trial confirmed that there was an increase in cardiovascular risk for patients taking the drug. The price of Merck's bonds fell sharply on the news, but we should point out that we did not hold these bonds in our portfolio.


PERFORMANCE

Your fund generated solid returns for the six and 12 months ended November 30, 2004, surpassing the Lipper peer group average and the Lehman Brothers Baa U.S. Credit Index in both periods. The lion's share of the gains was achieved during the past six months, which were friendlier to the bond market than the preceding six-month period. The fund's net asset value rose briskly from $9.49 at the end of May to $9.78 at the end of November, while dividends added $0.23 per share to the total return. For the 12-month period, the fund's net asset value rose $0.18 and dividends provided $0.49 per share.


PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

Periods Ended 11/30/04                            6 Months            12 Months
--------------------------------------------------------------------------------

Corporate Income Fund                                 5.58%                7.16%

Lehman Brothers Baa
U.S. Credit Index                                     5.38                 6.09

Lipper Corporate Debt Funds
BBB-Rated Average                                     4.81                 5.30

During the most recent six-month period, the yield curve flattened as the Fed lifted short-term rates against the backdrop of a strengthening economy while longer-term rates trended lower. We took advantage of this environment by overweighting longer-term bonds versus shorter-term securities, a reversal of the strategy we pursued earlier. The majority of our outperformance against our benchmarks, however, resulted from our bias toward lower-quality and crossover (split-rated) bonds. Both high-yield bonds and crossovers generated stellar returns, outperforming BBB securities. We also maintained small equity positions in dividend-paying stocks that get high ratings from both our credit and equity analysts. Our position in real estate investment trusts, energy, and utility stocks performed well during the period.

At the end of November, 70% of the portfolio was invested in investment-grade bonds rated BBB, and 14% was allocated to A rated and higher. Though our position in high-yield bonds declined modestly during the six months, we maintain a significant commitment to that part of the market as a hedge against rising interest rates. The balance of the portfolio was diversified among lower-quality securities. Telecommunications and electric utilities securities each composed 11.4% of the portfolio (compared with 10.6% and 12.4%, respectively, six months earlier), and automobiles and related bonds rose to 10.5% from 9.6% in May. In general, we favor sectors that stand to benefit from improved economic growth.

PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

Periods Ended                                      5/31/04             11/30/04
--------------------------------------------------------------------------------

Price Per Share                            $          9.49      $          9.78

Dividends Per Share
  For 6 Months                                        0.26                 0.24

  For 12 Months                                       0.52                 0.50

30-Day Dividend Yield*                                5.43%                4.61%

30-Day Standardized
Yield to Maturity                                     5.38                 4.43

Weighted Average
Maturity (years)                                      10.3                 10.7

Weighted Average Effective
Duration (years)*                                      5.7                  6.0


* Dividends earned for the last 30 days of each period indicated are annualized and divided by the fund's net asset value at the end of the period.

** As of 11/30/04, the fund's modified duration was 6.0 years. This measure provides a more accurate estimate of the fund's price sensitivity based solely on changes in real interest rates. Managers of the fund, however, rely on effective duration, an adjustment to modified duration reflecting an assumption that, over time, real interest rates change at roughly half the rate of the general level of interest rates, while changes to inflation expectations contribute to the other half.

 Note: Yield will vary and is not guaranteed.


[GRAPHIC OMITTED]


QUALITY DIVERSIFICATION
--------------------------------------------------------------------------------

A Rated and Above                                                            14%

BBB Rated                                                                    70%

BB Rated                                                                     10%

B Rated                                                                       6%



Based on net assets as of 11/30/04.

Source: Standard & Poor's: if Standard & Poor's does not rate a security, then Moody's Investors Service is used as a secondary source.


During the past six months, we kept the portfolio's duration shorter, at 6.0 years, than that of the Lehman benchmark and

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maintained our yield advantage by emphasizing lower-rated BBBs and investing in high-yield bonds. (Duration is a measure of a bond fund's sensitivity to interest rates; see Glossary for a more detailed explanation.)


OUTLOOK

Looking ahead, we remain constructive about lower-quality corporate bonds. We foresee the economy growing moderately and inflation remaining under control. In that environment, corporate bonds should perform reasonably well. Moreover, the balance sheet improvement that we saw in 2003 has continued into 2004.

We expect that interest rates will rise as the economy continues to mend, although short-term rates will most likely rise more quickly than long-term rates. Higher yields have been priced into the market for several months now, and we do not believe that rising rates will be a shock to the market. We are nonetheless maintaining a shorter-than-average duration and favoring lower-tier bonds, which tend to be relatively insensitive to rising rates.

We reiterate our position that, while bonds may become less friendly to investors as rates move higher, investors should keep a portion of their assets in this area of the fixed-income market. Fixed-income securities offer portfolio diversification, are normally less volatile than equities, generate income that can help offset principal losses, and provide a relatively safe haven in periods of geopolitical instability.


SECTOR DIVERSIFICATION
--------------------------------------------------------------------------------
                                                Percent of           Percent of
                                                Net Assets           Net Assets
                                                   5/31/04             11/30/04
--------------------------------------------------------------------------------

Telecommunications                                    10.6%                11.4%

Electric Utilities                                    12.4                 11.4

Automobiles and Related                                9.6                 10.5

Investment Companies - Bonds                           9.0                  4.1

Foreign Gov't. and Municipal                           4.8                  3.8

Gas and Gas Transmission                               3.6                  3.8

Cable Operators                                        3.8                  3.6

Banking                                                3.9                  3.6

Petroleum                                              2.9                  3.2

Media and Communications                               2.1                  2.8

Broadcasting                                           3.8                  2.5

Energy                                                 2.6                  2.5

Paper and Paper Products                               1.8                  2.4

Real Estate Investment
Trust Securities                                       1.3                  2.4

Insurance                                              4.0                  2.3

Exploration and Production                             2.0                  2.3

Drugs                                                  0.0                  2.0

All Other                                             21.8                 25.4
--------------------------------------------------------------------------------

In addition, corporate bonds provide investors with a yield advantage over Treasuries, which can help offset any weakness in principal. As always, we will continue to monitor conditions closely and look for opportunities as they become available in a changing market environment.

Thank you for investing with T. Rowe Price.

Respectfully submitted,


David A. Tiberii
Chairman of the fund's Investment Advisory Committee

December 22, 2004

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.


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RISKS OF FIXED-INCOME INVESTING

Bonds are subject to interest rate risk (the decline in bond prices that usually accompanies a rise in interest rates) and credit risk (the chance that any fund holding could have its credit rating downgraded, or that a bond issuer will default by failing to make timely payments of interest or principal), potentially reducing the fund's income level and share price. High-yield corporate bonds could have greater price declines than funds that invest primarily in high-quality bonds. Companies issuing high-yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments.

GLOSSARY

Lipper averages: The averages of available mutual fund performance returns for specified time periods in defined categories as tracked by Lipper Inc.

Lehman Brothers Baa U.S. Credit Index: A measure of corporate and non-corporate fixed-income securities that are rated investment grade (Baa by Moody's Investors Service and BBB by Standard & Poor's) and have at least 10 years to final maturity.

Average maturity: The weighted average of the stated maturity dates of the portfolio's securities. In general, the longer the average maturity, the greater the fund's sensitivity to interest rate changes. A shorter average maturity usually means less interest rate sensitivity and, therefore, a less volatile portfolio.

Duration: A measure of a bond fund's sensitivity to changes in interest rates. For example, a fund with a duration of 6.0 years would fall about 6% in price in response to a one-percentage-point rise in interest rates, and vice versa.

T. ROWE PRICE CORPORATE INCOME FUND
--------------------------------------------------------------------------------

GROWTH OF $10,000
--------------------------------------------------------------------------------


This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.


[GRAPHIC OMITTED]


CORPORATE INCOME FUND
--------------------------------------------------------------------------------
As of 11/30/04

Lehman Brothers Baa U.S. Credit Index   $19,077
Lipper Corporate Debt Funds BBB Funds Average   $17,888
Corporate Income Fund   $18,242


                        Lehman Brothers     Lipper Corporate          Corporate
                              Baa  U.S.      Debt Funds BBB              Income
                           Credit Index       Funds Average                Fund

11/95                        $   10,000          $   10,000          $   10,000

11/96                            10,927              10,975              10,941

11/97                            11,831              11,898              12,062

11/98                            12,759              12,657              12,369

11/99                            12,734              12,584              12,367

11/00                            13,411              13,221              13,109

11/01                            15,119              14,601              14,752

11/02                            15,798              15,051              14,916

11/03                            17,983              16,860              17,024

11/04                            19,077              17,888              18,242



AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

This table shows how the fund and its benchmarks would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.


                                                                          Since
                                                                      Inception
Periods Ended 11/30/04            1 Year           5 Years             10/31/95
--------------------------------------------------------------------------------

Corporate Income Fund             7.16%               8.08%                6.84%

Lehman Brothers Baa
U.S. Credit Index                 6.09                8.42                 7.37

Lipper Corporate Debt Funds
BBB Funds Average                 5.30                7.29                 6.54

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.


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T. ROWE PRICE CORPORATE INCOME FUND
--------------------------------------------------------------------------------

FUND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table ("Actual") provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table ("Hypothetical") is based on hypothetical account values and expenses derived from the fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund's actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

--------------------------------------------------------------------------------

T. ROWE PRICE CORPORATE INCOME FUND
--------------------------------------------------------------------------------


                              Beginning              Ending
                                Account             Account       Expenses Paid
                                  Value               Value      During Period*
                                 6/1/04            11/30/04   6/1/04 to 11/30/04
--------------------------------------------------------------------------------
Actual                       $    1,000          $ 1,055.80          $     3.97

Hypothetical (assumes 5%
return before expenses)           1,000            1,021.21                3.90


* Expenses are equal to the fund's annualized expense ratio for the six-month period (0.77%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183) divided by the days in the year (365) to reflect the half-year period.



QUARTER-END RETURNS
--------------------------------------------------------------------------------

                                                                          Since
                                                                      Inception
Periods Ended 9/30/04            1 Year             5 Years            10/31/95
--------------------------------------------------------------------------------

Corporate Income Fund              7.19%               7.97%               6.90%

Lehman Brothers Baa
U.S. Credit Index                  5.76                8.52                7.50


Lipper Corporate Debt Funds
BBB-Rated Average                  4.76                7.16                6.58



Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132.

This table provides returns through the most recent calendar quarter-end rather than through the end of the fund's fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE CORPORATE INCOME FUND
--------------------------------------------------------------------------------
Unaudited

FINANCIAL HIGHLIGHTS            For a share outstanding throughout each period
--------------------------------------------------------------------------------

               6 Months       Year
                  Ended      Ended
               11/30/04    5/31/04    5/31/03    5/31/02    5/31/01    5/31/00

NET ASSET VALUE

Beginning
of period      $   9.49   $   9.80   $   9.25   $   9.31   $   8.80   $   9.54

Investment
activities

  Net investment
  income (loss)    0.24++     0.52*++    0.57*++    0.65*      0.67*      0.68*

  Net realized
  and unrealized
  gain (loss)      0.29      (0.31)      0.56      (0.06)      0.51      (0.74)

  Total from
  investment
  activities       0.53       0.21       1.13       0.59       1.18      (0.06)

Distributions

  Net investment
  income          (0.24)     (0.52)     (0.58)     (0.65)     (0.67)     (0.68)

NET ASSET VALUE

END OF PERIOD  $   9.78   $   9.49   $   9.80   $   9.25   $   9.31   $   8.80
               -----------------------------------------------------------------

Ratios/Supplemental Data

Total return ^    5.58%++    2.18%*++  12.86%*++   6.49%*    13.86%*    (0.63)%*

Ratio of total
expenses to average
net assets        0.77%++!   0.75%*++    0.80%*++  0.80%*     0.80%*      0.80%*

Ratio of net
investment
income (loss)
to average
net assets        4.78%++!   5.39%*++   6.21%*++   7.00%*     7.40%*      7.44%*

Portfolio
turnover rate     51.0%!     82.9%      92.9%      91.1%      98.1%       90.9%

Net assets,
end of period
(in thousands) $199,282   $102,023   $111,480    $78,341    $61,721     $43,725


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* See Note 4. Excludes expenses in excess of a 0.80% contractual expense limitation in effect through 9/30/05.

++ See Note 4. Excludes expenses permanently waived of 0.03%, 0.05%, and 0.00% of average net assets for the six months ended 11/30/04 and the years ended 5/31/04 and 5/31/03, respectively, related to investments in T. Rowe Price mutual funds.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CORPORATE INCOME FUND
--------------------------------------------------------------------------------
Unaudited                                                  November 30, 2004

PORTFOLIO OF  INVESTMENTS (1)                 $ Par/Shares                Value
--------------------------------------------------------------------------------
(Amounts in 000s)

CORPORATE BONDS AND NOTES  85.9%

Aerospace & Defense  1.5%

Boeing, 8.75%, 8/15/21                                 860                1,137

Bombardier, 144A, 6.30%, 5/1/14                        300                  277

Northrop Grumman
    7.125%, 2/15/11                                    800                  908

    7.75%, 3/1/16                                      500                  605

                                                                          2,927


Airlines  0.3%

Qantas Airways, 144A, 5.125%, 6/20/13                  300                  297

Southwest Airlines, 6.50%, 3/1/12                      350                  379

                                                                            676


Automobiles and Related  10.5%

DaimlerChrysler
    4.05%, 6/4/08                                    1,000                  994

    7.30%, 1/15/12                                     645                  724

    8.50%, 1/18/31                                   1,000                1,202

  VR, 2.34%, 9/10/07                                 1,000                1,002

Ford Motor, 7.45%, 7/16/31                             800                  777

Ford Motor Credit
    7.00%, 10/1/13                                   1,700                1,770

    7.375%, 2/1/11                                   4,245                4,520

  VR, 3.24%, 11/16/06                                  500                  500

General Motors Acceptance Corp.
    6.125%, 8/28/07                                  2,250                2,313

    6.75%, 12/1/14                                   2,000                1,965

GM, 8.375%, 7/15/33                                  3,450                3,505

Hertz, VR, 3.40%, 8/5/08                               600                  600

Lear, Series B, 8.11%, 5/15/09                         975                1,100

                                                                         20,972


Banking  3.6%

Banknorth Capital Trust,
Series B, 10.52%, 5/1/27                               350                  424

First Tennesse Capital II,
Series B, 6.30%, 4/15/34                             1,015                  989

Frost National Bank of San Antonio,
6.875%, 8/1/11                                         375                  414

Hudson United Bancorp,
8.20%, 9/15/06                                         285                  303

Huntington National Bank,
4.65%, 6/30/09                                         315                  320

Independence Community Bank,
VR, 3.75%, 4/1/14                                      235                  226

KeyBank, 5.80%, 7/1/14                                 605                  629

MBNA America Bank
    4.625%, 8/3/09                                     500                  506

    7.125%, 11/15/12                                 1,925                2,165

  144A, 6.75%, 3/15/08                                 495                  534

Popular North America, 4.25%, 4/1/08                   225                  227

Suncorp-Metway, 144A, 4.625%, 6/15/13                  475                  461

                                                                          7,198


Beverages  0.6%

Miller Brewing, 144A, 5.50%, 8/15/13                   670                  687

Panamerican Beverages,
Series A, 7.25%, 7/1/09                                500                  552

                                                                          1,239


Broadcasting  2.5%

AOL Time Warner, 7.625%, 4/15/31                     1,960                2,298

Chancellor Media, 8.00%, 11/1/08                       415                  465

Hearst-Argyle Television, 7.50%, 11/15/27            1,125                1,256

Time Warner, 6.875%, 6/15/18                           900                  987

                                                                          5,006


Building and Real Estate  1.2%

D. R. Horton, 5.625%, 9/15/14                          500                  496

Lennar, 144A, 5.50%, 9/1/14                            550                  550

NVR, 5.00%, 6/15/10                                    370                  366

Pulte Homes, 7.875%, 8/1/11                            800                  923

                                                                          2,335


Building Products  0.8%

Centex, 4.55%, 11/1/10                                 650                  642

CRH America, 6.40%, 10/15/33                         1,000                1,055

                                                                          1,697


Cable Operators  3.6%

Clear Channel Communications
    5.00%, 3/15/12                                   1,000                  982

    7.65%, 9/15/10                                     630                  716

Comcast, 7.05%, 3/15/33                                400                  443

Comcast Cable Communications,
6.75%, 1/30/11                                       1,315                1,459

Cox Communications, 7.75%, 11/1/10                   1,700                1,921

CSC Holdings, 144A, 6.75%, 4/15/12                     500                  512

Lenfest Communications, 10.50%, 6/15/06                250                  276

Rogers Cable, 5.50%, 3/15/14                           360                  337

Shaw Communications, 144A,
7.40%, 10/17/07 (CAD)                                  700                  632

                                                                          7,278


Conglomerates  0.9%

Tyco International
    5.80%, 8/1/06                                      300                  311

    6.375%, 10/15/11                                 1,400                1,536

                                                                          1,847


Container  0.3%

Sealed Air, 144A, 5.375%, 4/15/08                      500                  515

                                                                            515


Department Stores  0.7%

Federated Department Stores
    6.625%, 4/1/11                                     250                  278

    6.79%, 7/15/27                                     700                  748

    7.45%, 7/15/17                                     250                  294

                                                                          1,320


Diversified Chemicals  0.5%

Dow Chemical, 6.125%, 2/1/11                           960                1,038

                                                                          1,038


Drugs  2.0%

Merck, 2.50%, 3/30/07                                2,000                1,949

Wyeth, 6.50%, 2/1/34                                 2,000                2,070

                                                                          4,019


Electric Utilities  11.5%

AES, 7.75%, 3/1/14                                     500                  542

Alabama Power, Series B, VR, 2.57%, 8/25/09          1,000                1,000

Arizona Public Service, 4.65%, 5/15/15                 760                  723

Black Hills, 6.50%, 5/15/13                          1,450                1,486

Centerpoint Energy, 7.25%, 9/1/10                    1,000                1,109

Cleco
    7.00%, 5/1/08                                      375                  399

    8.75%, 6/1/05                                      625                  636

Constellation Energy Group, 4.55%, 6/15/15             250                  234

Entergy Mississippi, 4.35%, 4/1/08                     225                  225

Exelon Generation, 5.35%, 1/15/14                      500                  507

FirstEnergy
    7.375%, 11/15/31                                 1,350                1,500

  Series B, 6.45%, 11/15/11                            390                  418

Monongahela Power, 5.00%, 10/1/06                      990                1,008

Nevada Power
  Series I, 6.50%, 4/15/12                             305                  325

  Series L, 144A, 5.875%, 1/15/15                      750                  753

PG&E
    6.05%, 3/1/34                                    1,200                1,209

  VR, 2.72%, 4/3/06                                    285                  285

Pinnacle West Capital, 6.40%, 4/1/06                   490                  507

Progress Energy, 7.10%, 3/1/11                       1,425                1,586

PSEG Power, 8.625%, 4/15/31                          1,375                1,748

Public Service of New Mexico,
4.40%, 9/15/08                                         490                  492

Puget Sound Energy, VR,
2.68%, 7/14/06                                         490                  490

Sempra Energy
    6.00%, 2/1/13                                      335                  352

  VR, 2.21%, 5/21/08                                   970                  969

Southern California Edison,
Series F, 4.65%, 4/1/15                                845                  817

Texas-New Mexico Power
    6.125%, 6/1/08                                     250                  259

    6.25%, 1/15/09                                     600                  631

TXU Energy, 6.125%, 3/15/08                            755                  791

Virginia Electric & Power, Series B,
4.50%, 12/15/10                                        500                  499

Westar Energy, 9.75%, 5/1/07                           745                  835

XCEL Energy, 7.00%, 12/1/10                            490                  551

                                                                         22,886

Electronic Components  0.8%

Freescale Semiconductor, 6.875%, 7/15/11               500                  538

Motorola
    7.50%, 5/15/25                                     785                  889

    8.00%, 11/1/11                                     185                  219


                                                                          1,646


Energy  2.5%

ANR Pipeline, 8.875%, 3/15/10                          500                  563

Chesapeake Energy, 7.00%, 8/15/14                      500                  537

El Paso Natural Gas, 7.625%, 8/1/10                    250                  271

Newfield Exploration, 144A, 6.625%, 9/1/14             500                  532

Pioneer Natural Resource, 5.875%, 7/15/16              480                  496

Plains All American Pipeline,
7.75%, 10/15/12                                        790                  916

Southern Natural Gas, 8.875%, 3/15/10                  500                  561

XTO Energy, 6.25%, 4/15/13                             290                  314

YPF Sociedad Anonima, 10.00%, 11/2/28                  625                  744

                                                                          4,934


Entertainment and Leisure  0.4%

Royal Caribbean Cruises, 7.25%, 8/15/06                310                  327

Speedway Motorsports, 6.75%, 6/1/13                    500                  532

                                                                            859


Exploration and Production  2.3%

Canadian Natural Resources, 6.45%, 6/30/33             500                  528

Diamond Offshore Drilling, 144A,
5.15%, 9/1/14                                        1,000                1,003

Encana
    4.60%, 8/15/09                                   1,175                1,194

    6.50%, 8/15/34                                     750                  795

Kaneb Pipe Line Operations
    5.875%, 6/1/13                                     700                  722

    7.75%, 2/15/12                                     250                  287

                                                                          4,529


Finance and Credit  1.2%

Colonial Bank, 9.375%, 6/1/11                          425                  504

Countrywide Home Loans, VR,
1.92%, 8/25/06                                       1,000                1,000

FBOP Capital Trust II, 144A,
10.00%, 1/15/09                                        800                  898

                                                                          2,402

Food Processing  1.9%

Bunge Limited Finance, 4.375%, 12/15/08                400                  401

Cargill, 144A, 6.125%, 4/19/34                       1,000                1,036

Kraft Foods
    5.25%, 6/1/07                                    1,425                1,476

    5.625%, 11/1/11                                    775                  812

                                                                          3,725


Food/Tobacco  0.3%

Philip Morris, 7.20%, 2/1/07                           490                  518

                                                                            518


Gaming  1.3%

GTECH, 144A, 4.50%, 12/1/09                            440                  436

Harrah's Operating, 5.50%, 7/1/10                      745                  767

MGM Mirage
  144A, 6.00%, 10/1/09                                 500                  512

  144A, 6.75%, 9/1/12                                  250                  263

Station Casinos, 6.875%, 3/1/16                        500                  525

                                                                          2,503


Gas & Gas Transmission  3.8%

Atmos Energy, 5.95%, 10/15/34                          500                  491

Buckeye Partners
    5.30%, 10/15/14                                    460                  459

    6.75%, 8/15/33                                     500                  539

Duke Capital
    6.25%, 2/15/13                                     780                  836

    6.75%, 7/15/18 - 2/15/32                           845                  899

Kinder Morgan, 6.50%, 9/1/12                         1,875                2,034

Panhandle Eastern Pipeline, 4.80%, 8/15/08             235                  238

Piedmont Natural Gas, Series E,
6.00%, 12/19/33                                        200                  202

Valero Energy
    3.50%, 4/1/09                                    1,020                  982

    4.75%, 4/1/14                                    1,000                  966

                                                                          7,646

Healthcare Services  1.0%

Highmark, 144A, 6.80%, 8/15/13                       1,000                1,075

Hospira, 4.95%, 6/15/09                                330                  335

VWR International, 144A, 6.875%, 4/15/12               500                  520

                                                                          1,930


Insurance  2.3%

Ace Capital Trust II, 9.70%, 4/1/30                    260                  330

Commerce Group, 5.95%, 12/9/13                         400                  404

Fund American Companies, 5.875%, 5/15/13               425                  426

Mangrove Bay Trust, 144A, VR,
6.102%, 7/15/33                                        400                  397

MIC Financing Trust I, 144A,
8.375%, 2/1/27                                         830                  911

Nationwide Mutual Insurance, 144A,
6.60%, 4/15/34                                         375                  363

NLV Financial, 144A, 7.50%, 8/15/33                    500                  528

Ohio National Financial Services, 144A,
6.35%, 4/1/13                                          225                  236

Principal Mutual Life Insurance, 144A,
8.00%, 3/1/44                                          200                  214

RLI Corporation, 5.95%, 1/15/14                        535                  535

Security Benefit Life Insurance, 144A,
7.45%, 10/1/33                                         200                  210

                                                                          4,554


Investment Dealers  1.0%

Goldman Sachs Capital I, 6.345%, 2/15/34             2,000                2,031

                                                                          2,031

Long Distance  3.6%

AT&T Broadband, 8.375%, 3/15/13                      2,125                2,576

Sprint Capital
    6.875%, 11/15/28                                 2,255                2,401

    7.625%, 1/30/11                                  1,860                2,146

                                                                          7,123


Media and Communications  2.3%

Belo
    7.125%, 6/1/07                                     110                  118

    8.00%, 11/1/08                                     850                  955

Liberty Media, VR, 3.38%, 9/17/06                    1,660                1,682

News America
    6.75%, 1/9/38                                      600                  663

    7.625%, 11/30/28                                   225                  261

  144A, 5.30%, 12/15/14                              1,000                  999

                                                                          4,678


Metals and Mining  0.7%

Massey Energy, 6.625%, 11/15/10                        800                  832

Placer Dome
    6.375%, 3/1/33                                     225                  231

    6.45%, 10/15/35                                    400                  418

                                                                          1,481


Oil Field Services  0.5%

Halliburton, 144A, VR, 2.86%, 1/26/07                  930                  930

                                                                            930


Paper and Paper Products  2.4%

Abitibi Consolidated Company of Canada,
6.95%, 12/15/06                                        160                  165

Boise Cascade, 144A, 7.125%, 10/15/14                  500                  525

Celulosa Arauco y Constitucion,
5.125%, 7/9/13                                       1,600                1,563

Georgia-Pacific, 9.375%, 2/1/13                        500                  582

SCA Coordination Center, 144A,
4.50%, 7/15/15                                         300                  281

Weyerhaeuser, 7.375%, 3/15/32                        1,400                1,616

                                                                          4,732


Petroleum  3.1%

Amerada Hess, 7.875%, 10/1/29                        1,500                1,720

Devon Financing
    6.875%, 9/30/11                                    500                  561

    7.875%, 9/30/31                                  1,135                1,398

Kern River Funding, 144A, 4.893%, 4/30/18              351                  348

Pemex Finance, 8.02%, 5/15/07                          333                  354

Pemex Project Funding Master Trust
144A, VR, 3.18%, 6/15/10                             1,200                1,229

PF Export Receivables Master Trust
Series 2003, Class A, 144A, 6.436%, 6/1/15             183                  180

Sunoco, 4.875%, 10/15/14                               445                  435

                                                                          6,225

Railroads  1.3%

Canadian National Railway, 6.25%, 8/1/34             1,355                1,431

Norfolk Southern, 7.25%, 2/15/31                     1,000                1,169

                                                                          2,600


Real Estate  2.4%

Archstone Smith Operating Trust,
5.625%, 8/15/14                                        245                  250

Arden Realty, 5.20%, 9/1/11                          1,000                1,005

Avalonbay Communities, 5.375%, 4/15/14               1,000                1,007

Developers Diversified Realty,
3.875%, 1/30/09                                        480                  467

ERP Operating, 4.75%, 6/15/09                          150                  153

Kimco Realty, 4.82%, 8/15/11                         1,000                  996

Reckson Operating Partnership,
5.15%, 1/15/11                                         300                  296

Rouse, 8.43%, 4/27/05                                  350                  357

Simon Property Group, 3.75%, 1/30/09                   200                  195

                                                                          4,726


Retail  0.1%

J.C. Penney, 7.375%, 8/15/08                           150                  165

                                                                            165


Satellites  0.1%

EchoStar Communications, 5.75%, 10/1/08                250                  254

                                                                            254


Savings and Loan  0.7%

Downey Financial, 6.50%, 7/1/14                        345                  355

Greenpoint Capital Trust I, 9.10%, 6/1/27              375                  434

Webster Capital Trust II, Series B,
10.00%, 4/1/27                                         550                  619

                                                                          1,408


Services  0.4%

Allied Waste, 7.875%, 4/15/13                          175                  177

Oakmont Asset Trust, 144A, 4.514%, 12/22/08            335                  334

Waste Management, 7.375%, 5/15/29                      250                  285

                                                                            796


Specialty Chemicals  0.5%

Lubrizol, 4.625%, 10/1/09                            1,000                  993

Specialty Retailers  0.2%

Lowes, 6.50%, 3/15/29                                  275                  304

                                                                            304


Supermarkets  0.5%

Kroger, 8.05%, 2/1/10                                  800                  923

                                                                            923


Telecommunications  1.3%

AT&T
  STEP, 9.05%, 11/15/11                                780                  888

  STEP, 9.75%, 11/15/31                                500                  578

Telus, 7.50%, 6/1/07                                   960                1,044

                                                                          2,510


Telephones  4.8%

Deutsche Telekom International Finance
  STEP, 8.25%, 6/15/05                                 325                  334

  STEP, 8.50%, 6/15/10                               2,350                2,784

France Telecom, STEP, 8.50%, 3/1/11                  2,850                3,381

Telecom Italia Capital, 144A,
6.00%, 9/30/34                                       1,000                  954

Telefonos de Mexico, 4.50%, 11/19/08                 1,000                1,004

Verizon Global Funding, 6.875%, 6/15/12              1,060                1,199

                                                                          9,656


Wireless Communications  1.7%

America Movil, 4.125%, 3/1/09                        1,040                1,014

Nextel Communications, 6.875%, 10/31/13                500                  540

Rogers Cantel, 9.75%, 6/1/16                         1,000                1,177

Rogers Wireless, 144A, 7.50%, 3/15/15                  325                  339

U.S. Cellular, 6.70%, 12/15/33                         295                  296

                                                                          3,366

Total Corporate Bonds
and Notes (Cost $167,856)                                               171,100


ASSET-BACKED SECURITIES  0.0%

Auto-Backed  0.0%

SSB Auto Loan Trust, Series 2002-1,
Class C, 4.13%, 2/15/09                                 87                   87

Total Asset-Backed Securities (Cost $86)                                     87

Foreign Government and Municipalities
(Excluding Canadian)  3.8%

National Republic of Bulgaria,
8.25%, 1/15/15                                         150                  186

Petroleos Mexicanos, STEP, 6.50%, 2/1/05               750                  754

Republic of Chile, 5.50%, 1/15/13                      200                  207

Republic of South Africa, 6.50%, 6/2/14              1,000                1,086

United Mexican States
    4.625%, 10/8/08                                  3,000                3,030

    7.50%, 4/8/33                                      500                  521

    8.125%, 12/30/19                                 1,000                1,145

    9.875%, 2/1/10                                     600                  736

Total Foreign Government and Municipalities
(Excluding Canadian) (Cost $7,415)                                        7,665


COMMON STOCKS  2.4%

Bank and Trust  1.3%

AmSouth Bancorp                                          7                  169

Bank of America                                          6                  280

BB&T                                                     5                  212

Citizens Banking                                         5                  176

Comerica                                                 3                  184

J.P. Morgan Chase                                        6                  207

KeyCorp                                                  6                  183

National City                                            5                  167

PNC Financial Services Group                             3                  163

Regions Financial                                       11                  383

U.S. Bancorp                                             7                  200

Washington Mutual                                        4                  163

                                                                          2,487


Building and Real Estate  0.3%

CarrAmerica Realty, REIT                                 5                  162

Equity Residential, REIT                                 5                  168

Weingarten Realty Investors, REIT                        5                  214

Electric Utilities  0.2%

Duke Energy                                              9                  228

Teco Energy                                             15                  224

                                                                            452


Financial Services  0.1%

Citigroup                                                4                  179

                                                                            179


Integrated Petroleum - International  0.5%

BP ADR                                                   6                  368

ChevronTexaco                                            6                  328

Royal Dutch Petroleum ADS                                4                  229

                                                                            925


Miscellaneous  0.0%

Statoil ASA ADR                                          5                   79

                                                                             79


Miscellaneous Consumer Products  0.0%

UST                                                      2                   88

                                                                             88


Total Common Stocks (Cost $4,042)                                         4,754


PREFERRED STOCKS  0.2%

Real Estate  0.2%

Roslyn Real Estate Asset, VR, 4.81%                      0                  299

Total Preferred Stocks (Cost $307)                                          299


CONVERTIBLE PREFERRED STOCKS  0.0%

Miscellaneous Materials  0.0%

Williams Companies, 9.00%                                5                   77

Total Convertible
Preferred Stocks (Cost $89)                                                  77


DOMESTIC BOND MUTUAL FUNDS  4.1%

T. Rowe Price Institutional High Yield Fund,
6.92% p+                                               732                8,122

Total Domestic Bond
Mutual Funds (Cost $7,674)                                                8,122

SHORT-TERM INVESTMENTS  3.9%

Money Market Funds  3.9%

T. Rowe Price Reserve
Investment Fund, 2.00% #+                            7,829                7,829

Total Short-Term Investments (Cost $7,829)                                7,829

Total Investments in Securities

100.3% of Net Assets (Cost $195,298)                            $       199,933
                                                                ---------------




(1)     Denominated in U.S. dollars unless otherwise noted

#       Seven-day yield

+       Affiliated company--See Note 4.

p       SEC yield

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers--total value of such securities at period-end amounts to $20,471 and represents 10.3% of net assets

ADR     American Depository Receipts

ADS     American Depository Shares

CAD     Canadian dollar

REIT    Real Estate Investment Trust

STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

VR      Variable Rate


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CORPORATE INCOME FUND
--------------------------------------------------------------------------------
Unaudited                                                     November 30, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value

  Affiliated companies (cost $15,503)                                $   15,951

  Non-affiliated companies (cost $179,795)                              183,982

  Total investments in securities                                       199,933

Other assets                                                              3,973

Total assets                                                            203,906


Liabilities

Total liabilities                                                         4,624

NET ASSETS                                                           $  199,282
                                                                     ----------

Net Assets Consist of:

Undistributed net investment income (loss)                           $       37

Undistributed net realized gain (loss)                                   (4,162)

Net unrealized gain (loss)                                                4,635

Paid-in-capital applicable to 20,369,119
shares of $0.0001 par value capital stock
outstanding; 1,000,000,000 shares authorized                            198,772

NET ASSETS                                                           $  199,282
                                                                     ----------

NET ASSET VALUE PER SHARE                                            $     9.78
                                                                     ----------



The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CORPORATE INCOME FUND
--------------------------------------------------------------------------------
Unaudited


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                       11/30/04
--------------------------------------------------------------------------------

Investment Income (Loss)

Income

  Interest                                                           $    3,679

  Dividend                                                                  543

  Other                                                                       8

  Total income                                                            4,230

Expenses

  Investment management                                                     353

  Shareholder servicing                                                     119

  Custody and accounting                                                     72

  Registration                                                               28

  Prospectus and shareholder reports                                         15

  Legal and audit                                                             7

  Directors                                                                   3

  Miscellaneous                                                               3

  Reductions/repayments of fees and expenses

    Investment management fees (waived) repaid                              (14)

  Total expense                                                             586

  Expenses paid indirectly                                                   (3)

  Net expenses                                                              583

Net investment income (loss)                                              3,647

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                              1,050

  Futures                                                                  (160)

  Foreign currency transactions                                             (65)

  Net realized gain (loss)                                                  825

Change in net unrealized gain (loss) on securities                        3,312

Net realized and unrealized gain (loss)                                   4,137

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                               $    7,784
                                                                     ----------



The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CORPORATE INCOME FUND
--------------------------------------------------------------------------------
Unaudited


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                  11/30/04              5/31/04


Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                   $   3,647           $    5,547

  Net realized gain (loss)                             825                3,485

  Change in net unrealized gain (loss)               3,312               (7,477)

  Increase (decrease) in net
  assets from operations                             7,784                1,555

Distributions to shareholders

  Net investment income                             (3,655)              (5,545)

Capital share transactions *

  Shares sold                                      110,045               51,827

  Distributions reinvested                           3,009                4,250

  Shares redeemed                                  (19,924)             (61,544)

  Increase (decrease) in net assets from capital
  share transactions                                93,130               (5,467)

Net Assets

Increase (decrease) during period                   97,259               (9,457)

Beginning of period                                102,023              111,480

END OF PERIOD                                   $  199,282           $  102,023
                                                --------------------------------

(Including undistributed net investment income of $37 at 11/30/04 and $45 at 5/31/04)

*Share information

  Shares sold                                       11,375                5,345

  Distributions reinvested                             309                  441

  Shares redeemed                                   (2,071)              (6,401)

  Increase (decrease) in shares outstanding          9,613                 (615)



The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CORPORATE INCOME FUND
--------------------------------------------------------------------------------
Unaudited                                                     November 30, 2004


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Corporate Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on October 31, 1995. The fund seeks to provide high income and some capital growth.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. In the course of making a good faith determination of a security's fair value, the fund reviews a variety of factors, including market and trading trends and the value of comparable securities, such as unrestricted securities of the same issuer.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Inflation adjustments to the principal amount of inflation-indexed bonds are included in interest income. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/ loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities
At November 30, 2004, approximately 15% of the fund's net assets were invested, directly or through its investment in the T. Rowe Price Institutional High Yield Fund, in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts
During the six months ended November 30, 2004, the fund was a party to forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts
During the six months ended November 30, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $125,345,000 and $37,225,000, respectively, for the six months ended November 30, 2004.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of May 31, 2004, the fund had $5,532,000 of unused capital loss carryforwards, of which $904,000 expire in fiscal 2008, $1,962,000 expire in fiscal 2009, and $2,666,000 expire in fiscal 2011.

At November 30, 2004, the cost of investments for federal income tax purposes was $195,298,000. Net unrealized gain aggregated $4,635,000 at period-end, of which $5,418,000 related to appreciated investments and $783,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At November 30, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $82,000.

The fund is also subject to a contractual expense limitation through September 30, 2005. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.80%. Through September 30, 2007, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation.

Pursuant to this agreement, at November 30, 2004, management fees waived remain subject to repayment by the fund in the following amounts: $202,000 through May 31, 2005, and $97,000 through September 30, 2007.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the six months ended November 30, 2004, expenses incurred pursuant to these service agreements were $52,000 for Price Associates, $51,000 for T. Rowe Price Services, Inc., and $3,000 for T. Rowe Price Retirement Plan Services, Inc. At period-end, a total of $22,000 of these expenses was payable.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended November 30, 2004, the fund was allocated $37,000 of Spectrum Funds' expenses, of which $24,000 related to services provided by Price and $15,000 was payable at period-end. At November 30, 2004, approximately 43% of the outstanding shares of the fund were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the
T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended November 30, 2004, dividend income from the Reserve Funds totaled $58,000, and the value of shares of the Reserve Funds held at November 30, 2004, and May 31, 2004, was $7,829,000 and $470,000, respectively.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Corporate Income does not incur duplicate fees for its assets invested in High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. Accordingly, the management fee waiver reflected on the accompanying Statement of Operations includes $25,000 of management fees permanently waived pursuant to this agreement. During the six months ended November 30, 2004, purchases and sales of High Yield Fund were $4,994,000 and $6,403,000, respectively. Realized gains during the period were $52,000, and investment income during the period was $394,000. At November 30, 2004, and May 31, 2004, the value of shares of High Yield Fund held were $8,122,000 and $9,201,000, respectively.

T. ROWE PRICE CORPORATE INCOME FUND
--------------------------------------------------------------------------------

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
--------------------------------------------------------------------------------

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund's Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC's Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words "Company Info" at the top of our homepage for individual investors. Then, in the window that appears, click on the "Proxy Voting Policy" navigation button in the top left corner.

Each fund's most recent annual proxy voting record is available on our Web site and through the SEC's Web site. To access it through our Web site, follow the directions above, then click on the words "Proxy Voting Record" at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available electronically on the SEC's Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC's Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Corporate Income Fund, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     January 14, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     January 14, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     January 14, 2005